FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31,
	2020			2019
	Fair value measurements using input type			Fair value measurements using input type
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents
Money market funds	$14.5	$-	$-	$28.2	$-	$28.2
Short term deposits	36.8	-	36.8	69.0	-	69.0
Short-term bank deposits	214.5	-	214.5	0.6	-	0.6
Marketable securities:
Government and corporate debentures - fixed interest rate	-	2,626.9	2,626.9	-	3,008.9	3,008.9
Government-sponsored enterprises debentures	-	714.7	714.7	-	475.6	475.6
Government and corporate debentures - floating interest rate	-	187.8	187.8	-	184.4	184.4
Foreign currency derivative contracts	-	2.5	2.5	-	0.7	0.7

Total financial assets	$265.8	$3,531.9	$3,797.7	$97.8	$3,669.6	$3,767.4